Derivative Instruments and Hedging Activities (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Location and fair value amounts of derivative instruments
Accounts Receivable	$ 244	$ 225
Current portion of derivative assets	3,209	4,318
Derivative assets	1,248	877
Accrued liabilities	(9,081)	(10,406)
Current portion of derivative liabilities	(49,367)	(46,396)
Derivative Liabilities	(260,721)	(244,998)
Foreign currency contracts - cash flow hedges [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative assets	309	549
Current portion of derivative liabilities	(518)	(448)
Derivative Liabilities		(145)
Foreign currency contracts - cash flow hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative assets	1,085	2,192
Derivative assets		2
Current portion of derivative liabilities	(1,369)	(2,532)
Derivative Liabilities	(41)	(696)
Cross currency swap - not designated as hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accounts Receivable	244	225
Current portion of derivative assets	1,815	1,577
Derivative assets	1,248	875
Derivative Liabilities	(3,508)
Interest rate swap agreements [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accrued liabilities	(9,081)	(10,406)
Current portion of derivative liabilities	(47,480)	(43,416)
Derivative Liabilities	$ (257,172)	$ (244,157)